Pay vs Performance Disclosure number in Millions	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(4)
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Company Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (Loss) (in thousands)	Annual Recurring Revenue (in millions)(6)

2025	14,012,061	29,497,766	6,655,796	12,960,115	192.27	162.85	69,804	1,041
2024	11,265,438	23,190,434	4,182,667	9,526,790	127.55	135.95	(6,103)	864
2023	9,550,492	11,214,092	3,940,333	4,859,553	72.09	123.74	(111,855)	761
2022	10,084,978	2,928,935	6,354,350	3,092,856	66.05	104.47	(180,431)	683
2021	8,234,834	7,315,842	3,007,199	2,810,775	97.91	147.98	(66,507)	575

Company Selected Measure Name	Annual Recurring Revenue
Named Executive Officers, Footnote	Our principal executive officer for all covered fiscal years was our CEO, Mr. Rosenbaum, and we have referred to him as our CEO throughout this disclosure.

2021	2022	2023	2024	2025

Jeff Cooper	John Mullen	John Mullen	John Mullen	John Mullen
Winston King	Jeff Cooper	Jeff Cooper	Jeff Cooper	Jeff Cooper
Priscilla Hung	Winston King	Winston King	Winston King	Winston King
Frank O’Dowd	Priscilla Hung	Priscilla Hung	Priscilla Hung	David Peterson
Frank O’Dowd

Peer Group Issuers, Footnote	Our peer group (the “Peer Group”) is comprised of the S&P Software & Services Select Industry Index, as disclosed in our annual report pursuant to Section 229.201(e)(1)(ii) of Regulation S-K.
PEO Total Compensation Amount	$ 14,012,061	$ 11,265,438	$ 9,550,492	$ 10,084,978	$ 8,234,834
PEO Actually Paid Compensation Amount	$ 29,497,766	23,190,434	11,214,092	2,928,935	7,315,842
Adjustment To PEO Compensation, Footnote	We have made adjustments to the 2025 Summary Compensation Table totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Adjustments to Determine Compensation Actually Paid.” Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (i) for Time-Vesting RSUs, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Performance-Vesting RSUs, the same valuation methodology as Time-Vesting RSUs in the immediately preceding clause, except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for RSUs subject to performance-based vesting conditions tied to total stockholder return as granted prior to fiscal year 2021 and during fiscal years 2024 and 2025 (including PSU Kickers for Messrs. Rosenbaum and Mullen), as applicable, estimated fair values of such unvested awards using a Monte Carlo simulation model as of each relevant measurement date in fiscal years 2021 to 2025, as applicable. For additional information on the assumptions used to calculate the valuation of these awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended July 31, 2025 and prior fiscal years.
Compensation actually paid to our CEO represents the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021	2022	2023	2024	2025

Summary Compensation Table Total for CEO(1)	$8,234,834	$10,084,978	$9,550,492	$11,265,438	$14,012,061
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(2)	$(6,627,872)	$(8,474,034)	$(7,851,062)	$(9,594,557)	$(12,280,203)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(3)	$6,480,263	$5,558,182	$9,157,761	$11,601,927	$11,280,278
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(3)	$(1,071,147)	$(4,253,689)	$403,027	$7,682,497	$12,406,136
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(3)	$656,767	$600,823	$795,456	$1,127,128	$1,396,694
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(3)	$(357,003)	$(587,325)	$(841,582)	$1,108,001	$2,682,800
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(3)	$—	$—	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Compensation Actually Paid	$7,315,842	$2,928,935	$11,214,092	$23,190,434	$29,497,766
(1)We have not reported any amounts in our 2025 Summary Compensation Table with respect to “Change in Pension and Non-qualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(2)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(3)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our CEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 6,655,796	4,182,667	3,940,333	6,354,350	3,007,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,960,115	9,526,790	4,859,553	3,092,856	2,810,775
Adjustment to Non-PEO NEO Compensation Footnote	We have made adjustments to the 2025 Summary Compensation Table totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Adjustments to Determine Compensation Actually Paid.” Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (i) for Time-Vesting RSUs, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Performance-Vesting RSUs, the same valuation methodology as Time-Vesting RSUs in the immediately preceding clause, except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for RSUs subject to performance-based vesting conditions tied to total stockholder return as granted prior to fiscal year 2021 and during fiscal years 2024 and 2025 (including PSU Kickers for Messrs. Rosenbaum and Mullen), as applicable, estimated fair values of such unvested awards using a Monte Carlo simulation model as of each relevant measurement date in fiscal years 2021 to 2025, as applicable. For additional information on the assumptions used to calculate the valuation of these awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended July 31, 2025 and prior fiscal years.
Average compensation actually paid to our non-CEO NEOs represents the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021	2022	2023	2024	2025

Summary Compensation Table Total for non-CEO NEOs(1)	$3,007,199	$6,354,350	$3,940,333	$4,182,667	$6,655,796
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(2)	$(2,274,596)	$(5,568,306)	$(3,061,945)	$(3,411,357)	$(5,735,431)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(3)	$2,167,180	$3,235,840	$3,571,601	$4,125,130	$5,318,567
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(3)	$(228,438)	$(594,349)	$251,249	$3,659,623	$4,651,942
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(3)	$219,589	$342,075	$310,205	$400,716	$1,012,626
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(3)	$(80,159)	$(104,446)	$(151,890)	$570,011	$1,056,615
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(3)	$—	$(572,308)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—
Compensation Actually Paid	$2,810,775	$3,092,856	$4,859,553	$9,526,790	$12,960,115
(1)We have not reported any amounts in our 2025 Summary Compensation Table with respect to “Change in Pension and Non-qualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(2)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the 2025 Summary Compensation Table for the applicable year.
(3)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our non-CEO NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Annual Recurring Revenue; •Adjusted Non-GAAP Operating Income (Loss); •Strategic Scorecard Performance; and •Stock Price (for Messrs. Rosenbaum and Mullen)*.
Total Shareholder Return Amount	$ 192.27	127.55	72.09	66.05	97.91
Peer Group Total Shareholder Return Amount	162.85	135.95	123.74	104.47	147.98
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 69,804,000	$ (6,103,000)	$ (111,855,000)	$ (180,431,000)	$ (66,507,000)
Company Selected Measure Amount	1,041	864	761	683	575
PEO Name	Mr. Rosenbaum	Mr. Rosenbaum	Mr. Rosenbaum	Mr. Rosenbaum	Mr. Rosenbaum
Additional 402(v) Disclosure	Our non-CEO NEOs for the fiscal years ended July 31, 2021, July 31, 2022, July 31, 2023, July 31, 2024 and July 31, 2025 are set forth in the second summary table provided below under the caption, “Adjustments to Determine Compensation Actually Paid.”Assumes $100 invested on July 31, 2020 in stock or index, including reinvestment of dividends.We selected Annual Recurring Revenue (on a constant currency basis) as the Company-Selected Measure given its inclusion in our quarterly earnings releases and as a financial target in our bonus program and certain equity awards for our management team.Stock price is a driver of CAGR for Messrs. Rosenbaum’s and Mullen’s PSU Kickers.
Measure:: 1
Pay vs Performance Disclosure
Name	•Annual Recurring Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Non-GAAP Operating Income (Loss);
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Scorecard Performance;
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price (for Messrs. Rosenbaum and Mullen)*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,280,203)	$ (9,594,557)	$ (7,851,062)	$ (8,474,034)	$ (6,627,872)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,280,278	11,601,927	9,157,761	5,558,182	6,480,263
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,406,136	7,682,497	403,027	(4,253,689)	(1,071,147)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,396,694	1,127,128	795,456	600,823	656,767
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,682,800	1,108,001	(841,582)	(587,325)	(357,003)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,735,431)	(3,411,357)	(3,061,945)	(5,568,306)	(2,274,596)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,318,567	4,125,130	3,571,601	3,235,840	2,167,180
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,651,942	3,659,623	251,249	(594,349)	(228,438)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,626	400,716	310,205	342,075	219,589
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,056,615	570,011	(151,890)	(104,446)	(80,159)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(572,308)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0